UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        November 14, 2011
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:         62

Form 13F Information Table Value Total:   $ 452,604(Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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


COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AMDOCS LTD                   ORD         G02602103   2712   100000   SH                      SOLE              100000       0     0
AMDOCS LTD                   ORD         G02602103   1036    38200   SH          CALL        SOLE               38200       0     0
AMDOCS LTD                   ORD         G02602103   1630    60100   SH          CALL        DEFINED     1          0   60100     0
AMDOCS LTD                   ORD         G02602103   1489    54900   SH          CALL        SOLE               54900       0     0
BLACKROCK INC                COM         09247X101   3927    26530   SH                      SOLE               26530       0     0
CAPITALSOURCE INC            COM         14055X102   5833   950000   SH                      SOLE              950000       0     0
CBS CORP NEW                 CL B        124857202   3663   179700   SH           PUT        DEFINED     1          0  179700     0
CBS CORP NEW                 CL B        124857202   2452   120300   SH           PUT        SOLE              120300       0     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307    692   100000   SH                      SOLE              100000       0     0
CONSTELLATION ENERGY GROUP I COM         210371100  46651  1225700   SH                      DEFINED     1          0 1225700     0
CONSTELLATION ENERGY GROUP I COM         210371100  46597  1224300   SH                      SOLE             1224300       0     0
DONNELLEY R R & SONS CO      COM         257867101   1895   134200   SH           PUT        DEFINED     1          0  134200     0
DONNELLEY R R & SONS CO      COM         257867101   1636   115800   SH           PUT        SOLE              115800       0     0
DONNELLEY R R & SONS CO      COM         257867101   1847   130800   SH           PUT        DEFINED     1          0  130800     0
DONNELLEY R R & SONS CO      COM         257867101   1684   119200   SH           PUT        SOLE              119200       0     0
EMDEON INC                   CL A        29084T104   2994   159301   SH                      DEFINED     1          0  159301     0
EMDEON INC                   CL A        29084T104   2972   158128   SH                      SOLE              158128       0     0
FORTUNE BRANDS INC           COM         349631101   4624    85500   SH                      SOLE               85500       0     0
FRONTIER COMMUNICATIONS CORP COM         35906A108   2327   380700   SH           PUT        SOLE              380700       0     0
GENERAL MTRS CO              COM         37045V100   3231   160100   SH           CALL       SOLE              160100       0     0
GENERAL MTRS CO              COM         37045V100   4036   200000   SH           CALL       SOLE              200000       0     0
GENERAL MTRS CO              COM         37045V100  12108   600000   SH           CALL       SOLE              600000       0     0
GENERAL MTRS CO              WT          37045V100   3085   152833   SH                      SOLE              152833       0     0
GENERAL MTRS CO              WT          37045V100   3085   152833   SH                      SOLE              152833       0     0
GOODRICH CORP                COM         382388106   9196    76198   SH                      DEFINED     1          0   76198     0
GOODRICH CORP                COM         382388106   8907    73802   SH                      SOLE               73802       0     0
HARTFORD FINL SVCS GROUP INC COM         416515104   4098   253848   SH                      SOLE              253848       0     0
INTERDIGITAL INC             COM         45867G101   4925   105722   SH                      DEFINED     1          0  105722     0
INTERDIGITAL INC             COM         45867G101   4727   101464   SH                      SOLE              101464       0     0
INTERDIGITAL INC             COM         45867G101     38      800   SH           CALL       DEFINED     1          0     800     0
INTERDIGITAL INC             COM         45867G101     33      700   SH           CALL       SOLE                 700       0     0
INTERDIGITAL INC             COM         45867G101   3652    78400   SH           CALL       DEFINED     1          0   78400     0
INTERDIGITAL INC             COM         45867G101   3541    76000   SH           CALL       SOLE               76000       0     0
KINETIC CONCEPTS INC         COM NEW     49460W208  18241   276832   SH                      DEFINED     1          0  276832     0
KINETIC CONCEPTS INC         COM NEW     49460W208  17973   272768   SH                      SOLE              272768       0     0
LYONDELLBASELL INDUSTRIES N  SHS - A -   N53745100   3979   162851   SH                      SOLE              162851       0     0
MASCO CORP                   COM         574599106    139    19400   SH           PUT        DEFINED     1          0   19400     0
MASCO CORP                   COM         574599106    396    55600   SH           PUT        SOLE               55600       0     0
MASCO CORP                   COM         574599106    578    81100   SH           PUT        DEFINED     1          0   81100     0
MASCO CORP                   COM         574599106   1025   143900   SH           PUT        SOLE              143900       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   6883   100000   SH           CALL       SOLE              100000       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   8969   130300   SH           CALL       SOLE              130300       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106  13766   200000   SH           CALL       SOLE              200000       0     0
MGIC INVT CORP WIS           COM         552848103   4594  2456672   SH                      SOLE             2456672       0     0
NALCO HOLDING COMPANY        COM         62985Q101  30702   877680   SH                      DEFINED     1          0  877680     0
NALCO HOLDING COMPANY        COM         62985Q101  29928   855574   SH                      SOLE              855574       0     0
NORTHEAST UTILS              COM         664397106   7325   217659   SH                      DEFINED     1          0  217659     0
NORTHEAST UTILS              COM         664397106   7673   227997   SH                      SOLE              227997       0     0
PACIFIC CAP BANCORP NEW      COM NEW     69404P200   1361    53294   SH                      SOLE               53294       0     0
PEPSICO INC                  COM         713448108  24760   400000   SH           CALL       SOLE              400000       0     0
PHOENIX COS INC NEW          COM         71902E909    929   760852   SH                      SOLE              760852       0     0
PROGRESS ENERGY INC          COM         743263105  21304   411902   SH                      DEFINED     1          0  411902     0
PROGRESS ENERGY INC          COM         743263105  20742   401031   SH                      SOLE              401031       0     0
RITE AID CORP                COM         767754104    309   315245   SH                      DEFINED     1          0  315245     0
RITE AID CORP                COM         767754104    348   354755   SH                      SOLE              354755       0     0
SANOFI                       RT 12/31/20 80105N113   1325  1250000   SH                      SOLE             1250000       0     0
SPDR S&P 500 ETF TR          TR UNIT     78462F103   8576    75777   SH                      SOLE               75777       0     0
STERLING FINL CORP WASH      COM NEW     859319303   4356   351800   SH                      SOLE              351800       0     0
UNITED CMNTY BKS BLAIRSVLE G COM         90984P303   2123   250000   SH                      SOLE              250000       0     0
VISTEON CORP                 COM NEW     92839U206   2049    47646   SH                      SOLE               47646       0     0
WESTERN UN CO                COM         959802109   5068   331439   SH                      SOLE              331439       0     0
WI-LAN INC                   COM         928972108   5860  1002000   SH                      SOLE             1002000       0     0
